Income Taxes (Details)	3 Months Ended		9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017
Income Tax Disclosure [Abstract]
Effective Income Tax Rate, Continuing Operations	9.20%	(35.80%)	(21.50%)	(21.50%)